Details of Significant Accounts - Share capital, additional information (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Vote $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares
Share capital
Authorized capital | $	$ 82,000
Shares reserved for employee stock options (in shares)	30,000,000
Capital stock | $	$ 10,185
Number of shares of ordinary stock (in shares)	101,849,000	101,849,000
Shares retired (in shares)	16,388,000
Number of shares surrendered by shareholder (in shares)	27,000
Number of class B ordinary share convertible into class A ordinary share	1
Perfect class A ordinary shares
Share capital
Number of shares authorized (in shares)	700,000,000
Capital stock | $	$ 8,506	$ 8,506
Number of shares of ordinary stock (in shares)	85,060,000
Ordinary shares (in USD per share) | $ / shares	$ 0.1	$ 0.1
Number of votes per share | Vote	1
Perfect class B ordinary shares
Share capital
Number of shares authorized (in shares)	90,000,000
Capital stock | $	$ 1,679	$ 1,679
Number of shares of ordinary stock (in shares)	16,789,000
Ordinary shares (in USD per share) | $ / shares	$ 0.1	$ 0.1
Number of votes per share | Vote	10